Operating leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Lessee, Lease, Description [Line Items]
Total lease cost	$ 7,578	$ 7,821
Early termination options reasonably certain to be exercised	4,200
Right-of-use assets obtained in exchange for lease obligations	$ 2,900	4,300
Weighted average remaining lease term	4 years 14 days
Weighted average discount rate	2.54%
Other liabilities
Lessee, Lease, Description [Line Items]
Operating lease liabilities	$ 23,800	24,800
Selling, general and administration costs
Lessee, Lease, Description [Line Items]
Total lease cost	7,000	7,100
Direct costs
Lessee, Lease, Description [Line Items]
Total lease cost	$ 600	$ 700